Financial Instruments by Category - Summary of Gains or Losses Arising From Financial Instruments by Category (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Interest income recognized as operating revenue	₩ 271,925	₩ 273,460	₩ 270,571
Interest expense recognized as operating expense	293,854	263,389	263,579
Profit and loss from foreign currency transaction	67,976	19,976	17,493
BC Card Co., Ltd. [member]
Disclosure of detailed information about financial instruments [line items]
Interest income recognized as operating revenue	68,869	27,440	20,854
Interest expense recognized as operating expense	27,060	5,458	1,456
Profit and loss from foreign currency transaction	3,569	2,373	19,687
Dividend income	2,299	1,340	2,059
Gain (loss) on valuation	7,860	₩ 15,459	₩ 40,822
Gain Loss On Valuation Of derivatives	₩ 418